Average Annual Total Returns - Nationwide Destination 2025 Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class A Shares After Taxes on Distributions 1 Year	Class A Shares After Taxes on Distributions 5 Years	Class A Shares After Taxes on Distributions 10 Years	Class A Shares After Taxes on Distributions and Sales of Shares 1 Year	Class A Shares After Taxes on Distributions and Sales of Shares 5 Years	Class A Shares After Taxes on Distributions and Sales of Shares 10 Years	Class R Shares 1 Year	Class R Shares 5 Years	Class R Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	S&P Target Date To 2025 Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	S&P Target Date To 2025 Index (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	S&P Target Date To 2025 Index (The Index does not pay sales charges, fees, expenses or taxes.) 10 Years
Total	4.91%	7.42%	6.54%	3.15%	5.29%	4.89%	2.97%	5.25%	4.85%	11.01%	8.43%	6.88%	11.86%	9.23%	7.68%	11.65%	8.97%	7.42%	10.73%	8.38%	7.04%